Shareholders' equity (Details 2) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)
Reserve of cash flow hedges [member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Reserve at beginning of the period	€ 183		€ 189
Changes of the year	283		(45)
Reversal to Inventories Adjustments	(7)
Reclassification adjustments	(468)		39
Reserve at end of the period	(9)		183
Reserve of cash flow hedges [member] | Gross Reserve [Member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Reserve at beginning of the period	240		246
Changes of the year	399		(59)
Reversal to Inventories Adjustments	(10)
Reclassification adjustments	(642)		53
Reserve at end of the period	(13)		240
Reserve of cash flow hedges [member] | Deferred Tax Liabilities [Member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Reserve at beginning of the period	(57)		(57)
Changes of the year	(116)		14
Reversal to Inventories Adjustments	3
Reclassification adjustments	174		(14)
Reserve at end of the period	4		(57)
Reserve of remeasurements of defined benefit plans [member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Reserve at beginning of the period	114		(112)
Changes of the year	(17)		(4)
Foreign currency translation differences			2
Change in Scope of Consolidation	1
Reserve at end of the period	130		114
Reserve of remeasurements of defined benefit plans [member] | Gross Reserve [Member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Reserve at beginning of the period	(133)		(99)
Changes of the year	(15)		(33)
Foreign currency translation differences	1		(1)
Change in Scope of Consolidation | $		$ 4
Reserve at end of the period	(143)		(133)
Reserve of remeasurements of defined benefit plans [member] | Deferred Tax Liabilities [Member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Reserve at beginning of the period	19		(13)
Changes of the year	(2)		29
Foreign currency translation differences	(1)		3
Change in Scope of Consolidation | $		$ (3)
Reserve at end of the period	13		19
Reserve of gains and losses from investments in equity instruments [member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Reserve at beginning of the period	90		21
Changes of the year	(24)		69
Reserve at end of the period	66		€ 90
Investments valued at fair value [Member]
Disclosure Of Classes Of Share Capital Explanatory [Line Items]
Changes of the year	15
Reserve at end of the period	€ 15